Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Statutory Rates to the Company’s Effective Tax Rate

The following table reconciles the PRC statutory rates to the Group’s effective tax rate for the years ended December 31, 2023, 2024 and 2025:

	Years ended December 31,
	2023	2024	2025
	USD	USD	USD
China Income tax statutory rate	(25.0)%	(25.0)%	(25.0)%
Nondeductible expenses-permanent difference	0.1%	0.1%	-
Change in valuation allowance	24.9%	24.9%	25.0%
Effective tax rate	-%	-%	-

Schedule of Deferred Tax Assets

The Group’s deferred tax assets are comprised of the following:

	As of December 31,
	2024	2025
	USD	USD
Deferred tax assets
Allowance for credit losses	$11,987	$12,512
Total gross deferred tax assets	$11,987	$12,512